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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ] Amendment Number:
                                              ----------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Third Coast Capital Management, L.P.
Address:   5914 W. Courtyard Drive, Ste. 190
           Austin, TX 78730

Form 13F File Number:
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David D. May                           Contact Person: Stephanie Harper
Title:   Managing Member, Third Coast
         Capital GP, LLC
         (the general partner of Third
         Coast Capital Management, L.P.)
Phone:   512-306-0409

Signature, Place and Date of Signing:


/s/ David D. May                            Austin, Texas      February 14, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)           (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            49

Form 13F Information Table Value Total:      $120,547
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

Column 1:                Column 2:     Column 3:  Column 4:          Column 5:          Column 6  Column 7:         Column 8:
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                                                 Fair Market Shares or
                         Title of        CUSIP      Value    Principal                 Investment   Other         Voting Authority
Name of Issuer             Class         Number   (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers    Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE
   PETROLEUM                SHS        Y0017S102      820       50,000   SH               Sole                 50,000
GLOBAL CROSSING LTD       SHS NEW      G3921A175      859       35,000   SH               Sole                 35,000
TIM PARTICIPACOES
   S A               SPONSORED ADR PFD 88706P106      866       25,000   SH               Sole                 25,000
ALTIRIS INC                COM         02148M100    1,345       53,000   SH               Sole                 53,000
AMERICAN TOWER SYS
   CORP                    CL A        029912201    3,728      100,000   SH               Sole                100,000
ANSWERTHINK
   CONSULTING GROUP        COM         036916104    4,143    1,345,100   SH               Sole              1,345,100
APPLE COMPUTER INC         COM         037833100    2,333       27,500   SH               Sole                 27,500
ARRAY BIOPHARMA INC        COM         04269X105      310       24,000   SH               Sole                 24,000
BEST BUY COMPANY
   INC                     COM         086516101      984       20,000   SH               Sole                 20,000
BIOGEN IDEC INC            COM         09062X103    1,353       27,500   SH               Sole                 27,500
BROADWING
   CORPORATION             COM         11161E101    4,881      312,500   SH               Sole                312,500
BUILD A BEAR
   WORKSHOP INC            COM         120076104    3,082      110,000   SH               Sole                110,000
BUSINESS OBJECTS SA    SPONSORED ADR   12328X107    2,170       55,000   SH               Sole                 55,000
C NET NETWORKS INC         COM         12613R104    1,818      200,000   SH               Sole                200,000
CABLEVISION SYS
   CORP               CL A NY CABLVS   12686C109    2,136       75,000   SH               Sole                 75,000
CADMUS
   COMMUNICATIONS
   CORP                    COM         127587103    6,777      277,500   SH               Sole                277,500
CELADON GROUP INC          COM         150838100      754       45,000   SH               Sole                 45,000
CENVEO INC                 COM         15670S105    6,360      300,000   SH               Sole                300,000
COACH INC                  COM         189754104    2,148       50,000   SH               Sole                 50,000
COMCAST CORP               CL A        20030N101    2,963       70,000   SH               Sole                 70,000
CORILLIAN CORP             COM         218725109    2,941      780,000   SH               Sole                780,000
DIGENE CORP                COM         253752109    3,594       75,000   SH               Sole                 75,000
FIRST DATA CORP            COM         319963104    3,445      135,000   SH               Sole                135,000
FOOT LOCKER INC            COM         344849104    1,974       90,000   SH               Sole                 90,000
FORD MTR CO DEL        COM PAR $0.01   345370860    1,502      200,000   SH               Sole                200,000
GEMSTAR TV GUIDE
   INTL INC                COM         36866W106    1,243      310,000   SH               Sole                310,000
HALOZYME
   THERAPEUTICS INC        COM         40637H109    1,208      150,000   SH               Sole                150,000
IDEARC INC                 COM         451663108    1,433       50,000   SH               Sole                 50,000
INDUSTRIAL
   DISTRIBUTION
   GROUP                   COM         456061100    1,187      120,000   SH               Sole                120,000
INVERNESS MED
   INNOVATIONS INC         COM         46126P106    1,548       40,000   SH               Sole                 40,000

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
LUMINEX CORP DEL           COM         55027E102      953       75,000   SH               Sole                 75,000
METRETEK
   TECHNOLOGIES INC        COM         59159Q107    8,957      727,000   SH               Sole                727,000
MSC INDUSTRIAL
   DIRECT INC              CL A        553530106    2,936       75,000   SH               Sole                 75,000
NEWS CORP                  CL A        65248E104    1,611       75,000   SH               Sole                 75,000
NII HLDGS INC            CL B NEW      62913F201    1,998       31,000   SH               Sole                 31,000
PDL BIOPHARMA INC          COM         69329Y104    1,410       70,000   SH               Sole                 70,000
PENN NATIONAL
   GAMING INC              COM         707569109    1,041       25,000   SH               Sole                 25,000
REALOGY CORPORATION        COM         75605E100    1,516       50,000   SH               Sole                 50,000
SAKS INC                   COM         79377W108    1,247       70,000   SH               Sole                 70,000
SAPIENT CORP               COM         803062108    3,569      650,000   SH               Sole                650,000
SAVVIS INC               COM NEW       805423308      357       10,000   SH               Sole                 10,000
TELETECH HOLDINGS
   INC                     COM         879939106    2,627      110,000   SH               Sole                110,000
TIBCO SOFTWARE INC         COM         88632Q103    2,077      220,000   SH               Sole                220,000
TIFFANY & CO-NEW           COM         886547108    3,924      100,000   SH               Sole                100,000
TRANSOCEAN INC             ORD         G90078109    5,015       62,000   SH               Sole                 62,000
TRUMP ENTERTAINMENT
   RESORTS                 COM         89816T103      638       35,000   SH               Sole                 35,000
URBAN OUTFITTERS
   INC                     COM         917047102    1,958       85,000   SH               Sole                 85,000
VALUEVISION INTL
   INC                     CL A        92047K107    3,219      245,000   SH               Sole                245,000
WET SEAL INC-CL A          CL A        961840105    5,589      838,000   SH               Sole                838,000